Trade Receivables, Net	6 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

5. TRADE RECEIVABLES, NET

	December 31, 2025	June 30, 2025
	RM	RM

Trade receivables
- Third parties	-	41,820,000

Impairment allowance
Balance as of July 1, 2025	-	(94,000)
Reversal	-	(94,000)
Balance as of December 31, 2025 / June 30, 2025	-	-

Net balance	-	41,820,000

(a)	Trade receivables are classified as financial assets measured at amortised cost.

(b)	Trade receivables are non-interest bearing and the normal credit terms of trade receivables granted by the Group based on cash on delivery basis (June 30, 2025: 30 to 210 days). Other credit terms are assessed and approved on a case-by-case basis. They are recognised at their original invoices amounts, which represent their fair values on initial recognition.

(c)	Trade receivables that do not contain a significant financing component are recognised based on the simplified approach using the lifetime expected credit losses.

(d)	For trade receivables, which are reported net, such impairments are recorded in a separate impairment account with the loss being recognised within administrative expenses in the statements of operations and other comprehensive loss on confirmation that the trade receivable would not be collectable, the gross carrying value of the asset would be written off against the associated impairment.

Subsequent reversal of an impairment loss for trade receivables is recognised in the statement of operations and other comprehensive loss as a reversal of impairment losses upon settlement from the credit-impaired trade receivables.

Management exercised significant judgments in determining the probability of default by trade receivables and appropriate forward-looking information.

(e)	Trade receivables and aging analysis of the Group are as follows:

IOT segment – third parties
RM
December 31, 2025

Current	-

Less: impairment allowance	-
Total	-

June 30, 2025

Current	41,820,000

Less: impairment allowance	-
Total	41,820,000

(f)	The Group does not have significant exposure to single customers or to industry groups and does not anticipate the carrying amounts recorded at the end of the reporting period to be significantly different from the values that would eventually be received.